INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets, Net [Abstract]
Net operating loss carryforward	$ 17,417	$ 15,050
Operating lease liabilities	54,861	28,790
Research and development expenses carryforward	13,685	40,330
Share-based compensation	54,310	42,553
Depreciation differences	352	489
Accrued employees costs	4,138	4,198
Other	2,779	1,636
Deferred tax assets	147,542	133,046
Valuation allowance	(91,616)	(96,969)
Deferred tax liabilities:
Unrealized gains on marketable and other equity securities	5,277	14,032
Property and equipment	1,972	1,934
Operating lease ROU assets	52,502	28,289
Acquired Intangible assets (1)	2,057	2,525
Other	1,285	4,214
Deferred Tax Liabilities, Gross	63,093	50,994
Deferred tax liabilities	7,167	14,917
Long-term liabilities
Deferred tax liabilities:
Deferred tax liabilities	$ 7,167	$ 14,917